Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.581%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,445,569.64

Principal:
Principal Collections	$28,031,060.30
Prepayments in Full	$14,504,219.42
Liquidation Proceeds	$534,057.76
Recoveries	$49,553.06
Sub Total	$43,118,890.54
Collections	$46,564,460.18

Purchase Amounts:
Purchase Amounts Related to Principal	$103,500.28
Purchase Amounts Related to Interest	$487.53
Sub Total	$103,987.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,668,447.99

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,668,447.99
Servicing Fee	$953,097.79	$953,097.79	$0.00	$0.00	$45,715,350.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,715,350.20
Interest - Class A-2a Notes	$97,125.33	$97,125.33	$0.00	$0.00	$45,618,224.87
Interest - Class A-2b Notes	$110,867.48	$110,867.48	$0.00	$0.00	$45,507,357.39
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$44,992,157.39
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$44,839,391.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,839,391.39
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$44,759,240.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,759,240.22
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$44,701,325.22
Third Priority Principal Payment	$598,477.52	$598,477.52	$0.00	$0.00	$44,102,847.70
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$44,031,770.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,031,770.20
Regular Principal Payment	$39,744,643.29	$39,744,643.29	$0.00	$0.00	$4,287,126.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,287,126.91
Residual Released to Depositor	$0.00	$4,287,126.91	$0.00	$0.00	$0.00
Total		$46,668,447.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$598,477.52
Regular Principal Payment					$39,744,643.29
Total					$40,343,120.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,874,397.83	$73.83	$97,125.33	$0.45	$15,971,523.16	$74.28
Class A-2b Notes	$24,468,722.98	$73.83	$110,867.48	$0.33	$24,579,590.46	$74.16
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$40,343,120.81	$25.04	$1,085,102.48	$0.67	$41,428,223.29	$25.71

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$143,889,374.12	0.6692529	$128,014,976.29	0.5954185
Class A-2b Notes	$221,790,412.00	0.6692529	$197,321,689.02	0.5954185
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,071,019,786.12	0.6648415	$1,030,676,665.31	0.6397983

Pool Information
Weighted Average APR	3.565%	3.554%
Weighted Average Remaining Term	47.33	46.52
Number of Receivables Outstanding	58,421	57,145
Pool Balance	$1,143,717,343.50	$1,100,108,913.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,079,828,555.86	$1,038,831,308.60
Pool Factor	0.6851076	0.6589854

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$16,501,633.70
Yield Supplement Overcollateralization Amount	$61,277,604.69
Targeted Overcollateralization Amount	$69,432,247.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,432,247.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		148	$435,592.45
(Recoveries)		25	$49,553.06
Net Loss for Current Collection Period			$386,039.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4050%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3116%
Second Prior Collection Period			0.3859%
Prior Collection Period			0.5028%
Current Collection Period			0.4129%
Four Month Average (Current and Prior Three Collection Periods)			0.4033%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,748	$2,640,994.43
(Cumulative Recoveries)			$109,717.16
Cumulative Net Loss for All Collection Periods			$2,531,277.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1516%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,510.87
Average Net Loss for Receivables that have experienced a Realized Loss			$1,448.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.06%	554	$11,708,234.57
61-90 Days Delinquent	0.16%	75	$1,791,033.79
91-120 Days Delinquent	0.05%	16	$530,024.41
Over 120 Days Delinquent	0.02%	13	$248,808.48
Total Delinquent Receivables	1.30%	658	$14,278,101.25

Repossession Inventory:
Repossessed in the Current Collection Period		41	$947,921.99
Total Repossessed Inventory		65	$1,600,659.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1041%
Prior Collection Period			0.1626%
Current Collection Period			0.1820%
Three Month Average			0.1496%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer